Tax liabilities	12 Months Ended
Dec. 31, 2024
Tax liabilities
Tax liabilities

17.   Tax liabilities

	2024	2023
Social security	2,284	2,498
Severance indemnity fund (FGTS)	1,032	1,096
Federal VAT (PIS/COFINS)	6,871	1,672
Withholding income taxes (IRF/CSRF)	10,245	7,656
Service taxes (ISSQN)	1,394	1,254
Taxes to be paid in installments	335	498
Other	6,716	4,670
Total	28,877	19,344
Current	28,612	19,031
Non-current	265	313